Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

Note 6. Other Intangible Assets

As of December 31, 2011 and 2012, the Company’s other intangible assets primarily consisted of trade names, customer relationships, and developed technology. The Company recorded approximately $8 million, $9 million and $6 million of intangible asset amortization in 2010, 2011 and 2012, respectively, which includes $4 million for 2010 and 2011 related to our discontinued operations. The discontinued operations ceased amortization in 2012 because it was classified in assets held for sale. We anticipate amortization of $5 million for 2013 through 2015 and $4 million in 2016 and 2017 on a continuing basis. Amortization expense is calculated on a straight line basis over 5 to 20 years. We determine on a periodic basis whether the lives and the method for amortization are accurate.

Trade names are tested for impairment annually as of December 31 of each year by comparing their fair value to their carrying values. The fair value for each trade name was established based upon a royalty savings approach. We determined that there were impairments of other intangible assets of nil in 2010 and less than $1 million in 2011 and 2012. A rollforward of the other intangibles and trade names for 2011 and 2012 is shown below:

(Dollars in millions)	December 31, 2010	Amortization	Impairment	Other(1)	December 31, 2011(1)	Amortization	Impairment	December 31, 2012
Trade names	$48	$—	$—	$(12)	$36	$—	$—	$36
Customer relationships	92	(7)	—	(38)	47	(4)	—	43
Developed technology/Other	16	(2)	—	(3)	11	(2)	—	9

Total	$156	$(9)	$—	$(53)	$94	$(6)	$—	$88

(1)	The intangible assets as of December 31, 2011 exclude $53 million of intangible assets in our Brake North America and Asia group, which is classified in current assets of discontinued operations.

Accumulated amortization for the intangibles was $33 million and $39 million as of December 31, 2011 and 2012, respectively. The weighted average amortization period by class of intangible was the following: 20 years for customer relationships and 13 years for developed technology and other intangibles.